Employee Benefit Plans (Target Asset Allocation Percentages) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage of assets, Total	100.00%	100.00%	100.00%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage of assets, Total	100.00%	100.00%	100.00%
Cash Equivalents [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	0.00%	1.00%
Cash Equivalents [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	0.00%	0.00%
U.S. Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	28.00%	26.00%
U.S. Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	26.00%	26.00%
Non-U.S. Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	15.00%	13.00%
Non-U.S. Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	14.00%	14.00%
Global Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	38.00%	3.00%	3.00%
Global Equity Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	35.00%	5.00%	5.00%
Absolute Return [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	4.00%	4.00%	3.00%
Absolute Return [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	5.00%	5.00%	5.00%
Fixed Income Securities[Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	50.00%	50.00%	54.00%
Fixed Income Securities[Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	47.00%	50.00%	50.00%
Private Real Estate Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	4.00%	0.00%	0.00%
Private Real Estate Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	5.00%	0.00%	0.00%
Real Assets [member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	4.00%	0.00%	0.00%
Real Assets [member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	5.00%	0.00%	0.00%
Extended Fixed Income Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	0.00%	0.00%
Extended Fixed Income Securities [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	3.00%	0.00%	0.00%